Document and Entity Information	0 Months Ended
Feb. 18, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 18, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Feb. 18, 2014
Document Effective Date	Feb. 18, 2014
Prospectus Date	Feb. 18, 2014
American Beacon Global Evolution Frontier Markets Income Fund (Prospectus Summary) | American Beacon Global Evolution Frontier Markets Income Fund | A Class
Risk/Return:
Trading Symbol	AGUAX
American Beacon Global Evolution Frontier Markets Income Fund (Prospectus Summary) | American Beacon Global Evolution Frontier Markets Income Fund | C Class
Risk/Return:
Trading Symbol	AGECX
American Beacon Global Evolution Frontier Markets Income Fund (Prospectus Summary) | American Beacon Global Evolution Frontier Markets Income Fund | Y Class
Risk/Return:
Trading Symbol	AGEYX
American Beacon Global Evolution Frontier Markets Income Fund (Prospectus Summary) | American Beacon Global Evolution Frontier Markets Income Fund | Institutional Class
Risk/Return:
Trading Symbol	AGEIX
American Beacon Global Evolution Frontier Markets Income Fund (Prospectus Summary) | American Beacon Global Evolution Frontier Markets Income Fund | Investor Class
Risk/Return:
Trading Symbol	AGEPX